RISK MANAGEMENT - Credit risk model scenarios - Gross exposure (Details) - COP ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial assets [line items]
Financial assets	$ 305,457,293	$ 304,853,883
Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets	243,432,271	251,981,889
Loan portfolio [member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets	184,225,973	190,129,486
Loan portfolio [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	192,655,943	200,136,125	$ 186,203,770	$ 188,313,361
Loan portfolio [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member] | Scenario A
Disclosure of financial assets [line items]
Financial assets	192,655,943	200,136,125
Loan portfolio [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member] | Scenario B
Disclosure of financial assets [line items]
Financial assets	192,655,943	200,136,125
Loan portfolio [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member] | Scenario C
Disclosure of financial assets [line items]
Financial assets	192,655,943	200,136,125
Loans to corporate entities [member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets	105,824,421	110,756,010
Loans to corporate entities [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	110,086,500	116,119,698
Commercial lending portfolio [member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets	104,047,053	110,051,750
Commercial lending portfolio [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	108,308,984	115,414,643	107,047,817	104,775,099
Commercial lending portfolio [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member] | Scenario A
Disclosure of financial assets [line items]
Financial assets	108,308,984	115,414,643
Commercial lending portfolio [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member] | Scenario B
Disclosure of financial assets [line items]
Financial assets	108,308,984	115,414,643
Commercial lending portfolio [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member] | Scenario C
Disclosure of financial assets [line items]
Financial assets	108,308,984	115,414,643
Interbank and overnight funds [member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets	1,777,368	704,260
Interbank and overnight funds [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	1,777,516	705,055	392,607	5,967,743
Interbank and overnight funds [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member] | Scenario A
Disclosure of financial assets [line items]
Financial assets	1,777,516	705,055
Interbank and overnight funds [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member] | Scenario B
Disclosure of financial assets [line items]
Financial assets	1,777,516	705,055
Interbank and overnight funds [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member] | Scenario C
Disclosure of financial assets [line items]
Financial assets	1,777,516	705,055
Loans to consumers [member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets	56,791,437	57,810,307
Loans to consumers [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	60,456,213	61,976,325	59,999,611	59,419,444
Loans to consumers [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member] | Scenario A
Disclosure of financial assets [line items]
Financial assets	60,456,213	61,976,325
Loans to consumers [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member] | Scenario B
Disclosure of financial assets [line items]
Financial assets	60,456,213	61,976,325
Loans to consumers [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member] | Scenario C
Disclosure of financial assets [line items]
Financial assets	60,456,213	61,976,325
Mortgages [member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets	21,609,555	21,562,412
Mortgages [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	22,111,710	22,035,727	18,486,206	17,883,355
Mortgages [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member] | Scenario A
Disclosure of financial assets [line items]
Financial assets	22,111,710	22,035,727
Mortgages [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member] | Scenario B
Disclosure of financial assets [line items]
Financial assets	22,111,710	22,035,727
Mortgages [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member] | Scenario C
Disclosure of financial assets [line items]
Financial assets	22,111,710	22,035,727
Microcredit [member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets	560	757
Microcredit [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	1,520	4,375	$ 277,529	$ 267,720
Microcredit [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member] | Scenario A
Disclosure of financial assets [line items]
Financial assets	1,520	4,375
Microcredit [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member] | Scenario B
Disclosure of financial assets [line items]
Financial assets	1,520	4,375
Microcredit [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member] | Scenario C
Disclosure of financial assets [line items]
Financial assets	$ 1,520	$ 4,375